Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax
Current year	CAD 608	CAD 659
Adjustments to prior year	(38)	(228)
Current tax	570	431
Deferred tax
Change related to temporary differences	(803)	(235)
Impact of U.S. Tax Reform	472
Income tax expense	CAD 239	CAD 196